Other receivables	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other receivables	15. Other receivables

	December 31,
	2022	2021
	£’000s	£’000s
Lease deposits	293	408
VAT recoverable	362	387
Other	107	624

Total	762	1,419